First Trust Low Duration Strategic Focus ETF Investment Strategy - First Trust Low Duration Strategic Focus ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in a portfolio of U.S.-listed exchange-traded funds (“ETFs”) that principally invest in income-generating securities that provide the Fund with an effective portfolio duration of three years or less. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security’s expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. In selecting the ETFs in which the Fund invests, First Trust Advisors L.P., the Fund’s investment advisor ("First Trust"), uses a disciplined process for reviewing the macroeconomic outlook, policy drivers and asset level analysis that inform portfolio construction and ongoing risk management. The process begins with a robust, top-down review of macroeconomic factors including monetary and fiscal policies, growth forecasts, trade and tax policies, global market views and current market valuations. The process combines these factors with disciplined bottom-up asset level analysis including views on rates, duration, credit, currency and current asset valuations. First Trust utilizes this process to evaluate the relative attractiveness of the various fixed income asset classes in an attempt to best position the Fund to take advantage of market trends and investment opportunities. Lastly, First Trust seeks to construct a portfolio that provides the target effective duration of three years or less while managing both interest rate risk and credit risk. A significant portion of the ETFs in which the Fund invests may be advised by First Trust. The Fund may invest in ETFs that invest principally in corporate bonds, floating rate loans and fixed-to-floating rate loans, senior loans, mortgage-backed securities, hybrid income securities (including convertible, contingent convertible and preferred securities), government debt and other fixed income securities. The securities to which the Fund may have exposure may be issued by both U.S. and non-U.S. issuers, including both corporate and governmental issuers located in countries considered to be emerging markets. The Fund may also invest up to 40% of its net assets in ETFs that have exposure to U.S. corporate high yield securities (also known as “junk bonds”) and senior loans. The Fund may invest up to 20% of its net assets in bonds issued by non-U.S. government and corporate issuers, including up to 10% of its net assets in ETFs holding debt of issuers located in countries considered to be emerging markets. The Fund may also invest up to 10% of its net assets in ETFs holding preferred securities and up to 10% of its net assets in ETFs holding convertible securities. The Fund may also invest in ETFs that hold asset-backed securities, covenant-lite loans, distressed securities, defaulted securities, derivatives, non-agency securities, companies with various market capitalizations, repurchase agreements, restricted securities and when-issued, to-be-announced ("TBA") or delayed delivery securities. The Fund invests significantly in First Trust Limited Duration Investment Grade Corporate ETF ("FSIG") and First Trust Low Duration Opportunities ETF (“LMBS”). See below for a summary of FSIG's and LMBS’s principal investment strategies. FSIG FSIG’s primary investment objective is to deliver current income. Under normal market conditions, FSIG seeks to achieve its objective by investing at least 80% of its net assets in investment grade corporate debt securities. Corporate debt securities are debt obligations issued by businesses to finance their operations. Notes, bonds, loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary differences being their maturities and secured or unsecured status. Corporate debt securities may have fixed or floating interest rates. The corporate debt securities in which FSIG may invest may include senior loans and covenant-lite loans. FSIG will invest 80% its net assets in corporate debt securities that are, at the time of purchase, investment grade (i.e., rated Baa3/BBB- or above) by at least one nationally recognized statistical rating organization (“NRSRO”) rating such securities, or if unrated, debt securities determined by FSIG’s investment advisor to be of comparable quality. In the case of a split rating between one or more of the NRSROs, FSIG will consider the highest rating. For an unrated security to be considered investment grade, FSIG’s investment advisor will consider, at the time of purchase, whether such security is of comparable quality based on fundamental credit analysis of the unrated security and comparable securities that are rated by an NRSRO. Under normal market conditions, FSIG seeks to construct a portfolio that has a weighted average duration of +/- one year of the Bloomberg U.S. Corporate 1-5 Year Index. FSIG may invest up to 20% of its net assets in securities rated below investment grade, which are also known as high yield securities or “junk” bonds. Additional information regarding FSIG, including its prospectus and most recent annual report, is available without charge by visiting http://www.ftportfolios.com/retail/etf/etfsummary.aspx?Ticker=FSIG. LMBS LMBS’s primary investment objective is to generate current income and its secondary investment objective is to provide capital appreciation. Under normal market conditions, LMBS seeks to achieve its investment objectives by investing at least 60% of its net assets in mortgage-related debt securities and other mortgage-related instruments (collectively, “Mortgage-Related Investments”). LMBS normally expects to invest in Mortgage-Related Investments tied to residential and commercial mortgages. Mortgage-Related Investments consist of: (1) residential mortgage-backed securities (RMBS); (2) commercial mortgage-backed securities (CMBS); (3) stripped mortgage-backed securities (SMBS), which are mortgage-backed securities where mortgage payments are divided up between paying the loan’s principal and paying the loan’s interest; and (4) collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs) where they are divided into multiple classes with each class being entitled to a different share of the principal and/or interest payments received from the pool of underlying assets. Mortgage-Related Investments typically represent an interest in a pool of mortgage loans made by banks and other financial institutions. The individual mortgage loans are packaged or “pooled” together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments. Mortgage-Related Investments may be fixed-rate or adjustable-rate Mortgage-Related Investments (ARMS). LMBS limits its investments in Mortgage-Related Investments that are not issued or guaranteed by government entities to 20% of its net assets. LMBS targets an estimated effective duration of three (3) years or less. LMBS may also invest in mortgage dollar rolls, to-be-announced transactions and engage in short sales. LMBS may invest up to 20% of its net assets in securities rated below investment grade, which are also known as high yield securities or “junk” bonds. Additional information regarding LMBS, including its prospectus and most recent annual report, is available without charge by visiting http://www.ftportfolios.com/Retail/Etf/EtfFundNews.aspx?Ticker=LMBS.